VANECK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 96.2%
Argentina : 4.0%
MercadoLibre, Inc. (USD) * 14,770 $ 22,331,649
Underline
Brazil : 10.3%
Arcos Dorados Holdings, Inc.
(USD) 531,000 5,904,720
Fleury SA 1,891,215 5,656,224
JSL SA 9,327,600 23,135,810
Movida Participacoes SA 3,302,800 5,597,520
NU Holdings Ltd. (USD) * 510,000 6,084,300
Rede D'Or Sao Luiz SA
144A * 203,900 1,028,972
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 6,066,000 10,099,115
57,506,661
China : 19.7%
Baidu, Inc. (ADR) * † 32,000 3,368,960
BYD Co. Ltd. (HKD) † 117,000 2,995,791
China Education Group
Holdings Ltd. (HKD) 11,058,733 5,926,399
Fu Shou Yuan International
Group Ltd. (HKD) 4,462,000 2,760,390
Full Truck Alliance Co. Ltd.
(ADR) * † 945,000 6,870,150
Galaxy Entertainment Group
Ltd. (HKD) 490,000 2,463,264
JD.com, Inc. (HKD) 295,938 4,059,345
KE Holdings, Inc. (ADR) 500,000 6,865,000
Meituan (HKD) 144A * 257,650 3,180,456
MINISO Group Holding Ltd.
(ADR) † 376,000 7,708,000
NetEase, Inc. (HKD) 316,900 6,566,683
Ping An Bank Co. Ltd. 4,581,969 6,623,165
Prosus NV (EUR) 660,700 20,680,155
Shanghai Baosight Software
Co. Ltd. 552,673 2,929,894
Shenzhen Inovance
Technology Co. Ltd. 459,364 3,811,247
Shenzhou International
Group Holdings Ltd. (HKD) 337,800 3,206,875
Sungrow Power Supply Co.
Ltd. 392,246 5,578,143
SUPCON Technology Co. Ltd. 181,995 1,162,441
Tencent Holdings Ltd. (HKD) 147,500 5,745,115
Trip.com Group Ltd. (ADR) * 46,000 2,018,940
Yifeng Pharmacy Chain Co.
Ltd. 728,053 3,943,427
Yum China Holdings, Inc.
(HKD) 28,000 1,103,810
109,567,650
Egypt : 2.2%
Cleopatra Hospital * 27,083,115 4,119,605
Commercial International
Bank - Egypt (CIB) 4,857,913 8,196,959
12,316,564
Georgia : 3.0%
Bank of Georgia Group Plc
(GBP) 234,000 14,890,289
Number
of Shares Value
Georgia (continued)
Georgia Capital Plc (GBP) * 120,000 $ 2,008,333
16,898,622
Germany : 1.0%
Delivery Hero SE 144A * 186,800 5,341,435
Underline
Greece : 2.0%
Eurobank Ergasias Services
and Holdings SA * 2,670,000 5,133,103
Piraeus Financial Holdings
SA * 1,478,300 6,176,517
11,309,620
Hungary : 1.9%
OTP Bank Nyrt 229,400 10,558,154
Underline
India : 16.2%
Cholamandalam Investment
and Finance Co. Ltd. 468,200 6,544,574
Delhivery Ltd. * 1,030,757 5,528,645
HDFC Bank Ltd. 343,022 5,977,766
HDFC Bank Ltd. (ADR) 105,300 5,893,641
Jio Financial Services Ltd. * 1,726,581 7,343,485
Oberoi Realty Ltd. 477,100 8,436,461
Phoenix Mills Ltd. 409,300 13,618,794
Reliance Industries Ltd. 822,000 29,379,369
Sterling and Wilson
Renewable * 1,132,760 7,120,990
89,843,725
Indonesia : 0.6%
Bank Rakyat Indonesia
Persero Tbk PT 8,280,000 3,166,064
Underline
Kazakhstan : 3.3%
Kaspi.kz JSC (ADR) 140,845 18,118,301
Underline
Mexico : 3.7%
BBB Foods, Inc. (USD) * 80,718 1,919,474
Qualitas Controladora SAB
de CV 300,558 3,489,470
Regional SAB de CV 1,560,800 15,431,100
20,840,044
Philippines : 6.0%
Bloomberry Resorts Corp. * 65,387,000 12,850,589
International Container
Terminal Services, Inc. 3,646,340 20,672,106
33,522,695
Poland : 1.7%
InPost SA (EUR) * 601,800 9,268,692
Underline
Russia : 0.0%
Detsky Mir PJSC 144A *∞ 11,544,900 0
Sberbank of Russia PJSC ∞ 5,555,460 0
0
South Korea : 3.2%
Samsung Biologics Co. Ltd.
144A * 7,730 4,784,293
SK Hynix, Inc. 100,000 13,247,530
18,031,823
Taiwan : 10.5%
Chroma ATE, Inc. 960,000 7,580,201
MediaTek, Inc. 113,000 4,094,475
Poya International Co. Ltd. 285,304 4,437,127

VANECK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Taiwan (continued)
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,672,000 $ 40,054,766
Wiwynn Corp. 34,000 2,328,193
58,494,762
Tanzania : 1.5%
Helios Towers Plc (GBP) * 7,020,647 8,363,477
Underline
Turkey : 3.8%
MLP Saglik Hizmetleri AS
144A * 1,846,148 10,438,312
Sok Marketler Ticaret AS 3,466,840 6,207,063
Tofas Turk Otomobil
Fabrikasi AS * 523,700 4,414,206
21,059,581
United Arab Emirates : 0.8%
Americana Restaurants
International Plc 4,902,000 4,391,743
Underline
United Kingdom : 0.8%
ReNew Energy Global Plc
(USD) * † 711,000 4,266,000
Underline
Total Common Stocks
(Cost: $425,267,907) 535,197,262
Number
of Shares Value
PREFERRED SECURITIES : 4.0%
(Cost: $22,727,685)
South Korea : 4.0%
Samsung Electronics Co. Ltd. 446,800 $ 22,300,767
Underline
Total Investments Before Collateral for
Securities Loaned: 100.2%
(Cost: $447,995,592) 557,498,029
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.1%
Money Market Fund: 1.1%
(Cost: $5,987,289)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 5,987,289 5,987,289
Total Investments: 101.3%
(Cost: $453,982,881) 563,485,318
Liabilities in excess of other assets: (1.3)% (7,411,282)
NET ASSETS: 100.0% $ 556,074,036
Definitions:
ADR American Depositary Receipt
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $21,563,067.
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $24,773,468, or 4.5% of net assets.